Investments in Subsidiaries - Additional Information (Detail) ¥ in Thousands, $ in Millions			1 Months Ended						12 Months Ended
		Nov. 22, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)	Oct. 31, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016	Nov. 30, 2016	Sep. 30, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of subsidiaries [line items]
Cash and cash equivalents subject to local exchange control regulations									¥ 4,710,200		$ 749.6	¥ 5,015,200
Goodwill arising from acquisition written off										¥ 1,131
Additional investment in subsidiaries	[1]								¥ 8,279	¥ 9,076
Guangxi Yuchai Machinery Monopoly Development Company Limited [member] | Sichuan Yuchai Machinery Industry Company Limited [member]
Disclosure of subsidiaries [line items]
Acquisition of equity interest								47.53%
Additional investment in subsidiaries								¥ 8,900
Guangxi Yuchai Machinery Monopoly Development Company Limited [member] | Hunan Yuchai Machinery Industry Company Limited [member]
Disclosure of subsidiaries [line items]
Acquisition of equity interest				49.00%
Additional investment in subsidiaries				¥ 6,700
Guangxi Yuchai Accessories Manufacturing Company Limited [member] | Guangxi Yuchai Crankshaft Company Limited [member]
Disclosure of subsidiaries [line items]
Acquisition of equity interest					25.00%
Additional investment in subsidiaries					¥ 1,300
YC Europe Co. Limited [member] | Yuchai [member]
Disclosure of subsidiaries [line items]
Percentage of additional equity interests acquired						32.50%				32.50%
Percentage of ownership interest in joint venture						67.50%	35.00%
Jining Yuchai Engine Company Limited [member] | Yuchai [member]
Disclosure of subsidiaries [line items]
Acquisition of equity interest			100.00%
Additional investment in subsidiaries			¥ 300
Percentage of ownership control prior to acquisition			100.00%
HL Global Enterprises Limited [member] | Lkn Investment International Pte Ltd and Shanghai Hutai Real Estate Development Co [member]
Disclosure of subsidiaries [line items]
Cash consideration, disposal		¥ 395,000

[1]	Restated